Expense Example {- Defense and Aerospace Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Defense and Aerospace Portfolio - Defense and Aerospace Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954